CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Cash Flows [Abstract]
Cash acquired	$ 0	$ 0	$ 565
Cash divested from deconsolidation	$ 0	$ 4,787	$ 0